Leases (Details) - Schedule of Maturity Analysis of Lease Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 08, 2023	Dec. 31, 2022	Dec. 08, 2022	Dec. 31, 2021	Dec. 08, 2021
Schedule of Maturity Analysis of Lease Liabilities [Abstract]
Depreciation expense of right-of-use assets (note 8)	$ 154,247	$ 154,247	$ 121,020	$ 121,020	$ 84,884	$ 84,884
Interest expense on lease liabilities (note 9)	40,070		58,610		57,779
Expenses relating to short-term lease (note 8)	670,557		514,643		474,865
Total amount recognized in profit or loss	$ 864,874		$ 694,273		$ 617,528